Schedule I Condensed Financial Information of Parent Company (Details) - Schedule I Condensed Financial Information of Parent Company Statements of Cash Flows - Parent Company [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	$ (2,846)	$ (3,398)	$ (6,736)
Cash flows from investing activities
Purchases of property, plant and equipment	(18,465)	(380)
Investment in subsidiaries	(354,014)
Net cash used in investing activities	(372,479)	(380)
Cash flows from financing activities
Cash received from the trust account upon Merger, net of transaction costs	223,605
Cash received from PIPE investors upon Merger	482,500
Issuance of Bridge Notes	57,500
Payment to exited noncontrolling interests	(32,872)
Net cash generated from financing activities	730,733
(Decrease)/increase in cash, cash equivalents and restricted cash	355,408	(3,778)	(6,736)
Cash, cash equivalents and restricted cash at beginning of the period	1,600	5,378	12,114
Cash, cash equivalents and restricted cash at end of the period	$ 357,008	$ 1,600	$ 5,378